Going Concern (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Comprehensive loss	€ 24,604	€ 16,905
Loss of operations resulting in operating cash outflow	(14,487)	(15,149)
Accumulated deficit	(164,800)
Equity	(15,222)			€ 7,411
Cash and cash equivalents	14,153	€ 33,515		€ 35,951	€ 17,818
Short term debt obligation	€ 4,500
Convertible Loan Agreement with Lifera
Disclosure of detailed information about borrowings [line items]
Principal amount | $			$ 30,000,000